Subordinated Loans	12 Months Ended
Dec. 31, 2019
Subordinated Borrowings [Abstract]
SUBORDINATED LOANS

NOTE 13: SUBORDINATED LOANS

The Company has a non-consolidated subsidiary trust, Pathfinder Statutory Trust II, of which the Company owns 100% of the common equity.  The Trust issued $5,000,000 of 30-year floating rate Company-obligated pooled capital securities of Pathfinder Statutory Trust II (“Floating-Rate Debentures”).  The Company borrowed the proceeds of the capital securities from its subsidiary by issuing floating rate junior subordinated deferrable interest debentures having substantially similar terms.  The capital securities mature in 2037 and are treated as Tier 1 capital by the FDIC and FRB.  The capital securities of the trust are a pooled trust preferred fund of Preferred Term Securities VI, Ltd., whose interest rate resets quarterly, and are indexed to the 3-month LIBOR rate plus 1.65%.  These securities have a five-year call provision. The Company paid $213,000 and $199,000 in interest expense related to this issuance in 2019 and 2018, respectively. The Company guarantees all of these securities.

The Company's equity interest in the trust subsidiary is included in other assets on the Consolidated Statements of Financial Condition at December 31, 2019 and 2018.  For regulatory reporting purposes, the Federal Reserve has indicated that the preferred securities will continue to qualify as Tier 1 Capital subject to previously specified limitations, until further notice. If regulators make a determination that Trust Preferred Securities can no longer be considered in regulatory capital, the securities become callable and the Company may redeem them.

On October 15, 2015, the Company executed a $10.0 million non-amortizing Subordinated Loan with an unrelated third party that is scheduled to mature on October 1, 2025. The Company has the right to prepay the Subordinated Loan at any time after October 15, 2020 without penalty. The annual interest rate charged to the Company will be 6.25% through the maturity date of the subordinated loan.  The Subordinated Loan is senior in the Company’s credit repayment hierarchy only to the Company’s common equity and, as a result, qualifies as Tier 2 capital for all future periods when applicable.  The Company paid $172,000 in origination and legal fees as part of this transaction.  These fees will be amortized over the life of the Subordinated Loan through its first call date using the effective interest method.  The effective cost of funds related to this transaction is 6.44% calculated under this method.  Accordingly, interest expense of $650,000 and $647,000 were recorded in the years ended December 31, 2019 and 2018, respectively.

The composition of subordinated loans at December 31 is as follows:

(In thousands)	2019	2018
Subordinated loans:
Junior subordinated debenture	$5,155	$5,155
Subordinated loan	9,973	9,939
Total subordinated loans	$15,128	$15,094

The principal balances, interest rates and maturities of the subordinated loans at December 31, 2019 are as follows:

Term	Principal	Rates
(Dollars in thousands)
Subordinated loans:
Due within 10 years	$9,973	6.48%
Due within 18 years	5,155	3-Month Libor + 1.65%
Total subordinated loans	$15,128

At December 31, 2019, scheduled repayments of the subordinated loans:

(In thousands)
2020	$-
2021	-
2022	-
2023	-
2024	-
Thereafter	15,128
Total	$15,128